Related party transactions (Details)				1 Months Ended	2 Months Ended	3 Months Ended									6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[1]	Nov. 14, 2019	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	[1]	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	[1]	Nov. 14, 2019 [1]	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Related Party Transaction [Line Items]
Financial Designation	Successor	Predecessor		Predecessor	Successor	Successor	Predecessor	Predecessor		Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Predecessor		Predecessor	Predecessor	Predecessor		Predecessor
Financial Advisory Or Investment Banking Agreement With Broadmark Capital LLC Member
Related Party Transaction [Line Items]
Percentage of cost of lease reimbursed																			80.00%
Related Party Transaction, Percentage of commission payable																			1.00%
Related Party Transaction, Period after which tail commission is paid																			12 months
Related Party Transaction, Percentage of tail commission payable																			0.50%

[1]	Predecessor periods are combined as disclosed in Note 1.